CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 7,025,282	$ 1,230,034	$ 908,765
Restricted cash	0	13,422	0
Short-term bank deposits	127,812	21,566	13,130
Other accounts receivable and prepaid expenses	654,306	401,522	12,664
Total current assets	7,807,400	1,666,544	934,559
LEASE DEPOSIT	107,610	31,545	20,616
Property and equipment, net	1,486,426	617,364	23,223
Total assets	9,401,436	2,315,453	978,398
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Trade payables	660,628	250,352	32,578
Other accounts payable and accrued expenses	666,289	316,403	88,313
Total current liabilities	1,326,917	566,755	120,891
LIABILITY RELATED TO WARRANTS (Note 4)	6,232,553	2,817,741	664,363
COMMITMENTS AND CONTINGENT LIABILITIES
STOCKHOLDERS' EQUITY (DEFICIT) (Note 5):
Common Stock of $0.0001 par value - Authorized: 45,000,000 shares at June 30, 2013 and December 31, 2012; Issued: 19,965,079 (unaudited) and 14,547,689 shares at June 30, 2013 and December 31, 2012, respectively; Outstanding: 19,965,079 (unaudited) and 14,547,689 shares at June 30, 2013 and December 31, 2012, respectively	1,996	1,454	1,083
Preferred Stock of $0.0001 par value - Authorized: 5,000,000 shares at June 30, 2013 and December 31, 2012; Issued: None at June 30, 2013 and December 31, 2012; Outstanding: None at June 30, 2013 and December 31, 2012	0	0	0
Additional paid-in capital	18,425,233	5,001,425	577,410
Deficit accumulated during the development stage	(16,585,263)	(6,071,922)	(385,349)
Total stockholders' equity (deficit)	1,841,966	(1,069,043)	193,144
Total liabilities and stockholders' equity (deficit)	$ 9,401,436	$ 2,315,453	$ 978,398